Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Changes in the carrying amount of goodwill
Balance at the beginning		¥ 147,296
Additions (Note 8)		12,743	¥ 147,296
Impairment (Note 5)		(147,296)	0	¥ 0
Translation adjustments		(46)
Balance at the end	$ 1,824	12,697	¥ 147,296
Impairment of intangible assets, goodwill, and other assets	$ 36,583	254,683
Databook
Changes in the carrying amount of goodwill
Impairment of intangible assets, goodwill, and other assets		¥ 254,700